Investments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Investments [Abstract]
Summary of Investments
	2018 £m	2017 £m
Investments in joint ventures	104	102
Available for sale investments	-	2
Venture capital investments	151	139
Total	255	243

Summary of Analysis of Changes in Carrying Value of Investments in Joint Ventures

An analysis of changes in the carrying value of investments in joint ventures is set out below:

	2018 £m	2017 £m
At start of year	102	102
Share of results of joint ventures	32	37
Dividends received from joint ventures	(30)	(38)
Additions	2	2
Exchange translation differences	(2)	(1)
At end of year	104	102

Summary of Group's Share of Joint Ventures

Summarised aggregate information in respect of the Group’s share of joint ventures is set out below:

	RELX’s share
	2018 £m	2017 £m
Revenue	101	101
Net profit for the year	32	37

Total assets	96	85
Total liabilities	(49)	(42)
Net assets	47	43
Goodwill	57	59
Total	104	102